Reinsurance	12 Months Ended
Dec. 31, 2018
Insurance Contracts [Abstract]
Reinsurance
Reinsurance
Reinsurers’ share of insurance contract liabilities was comprised as follows:

	December 31, 2018			December 31, 2017
	Gross recoverable from reinsurers	Provision for uncollectible reinsurance(1)	Recoverable from reinsurers	Gross recoverable from reinsurers	Provision for uncollectible reinsurance(1)	Recoverable from reinsurers
Provision for losses and loss adjustment expenses	6,482.3	(23.2)	6,459.1	6,216.2	(26.5)	6,189.7
Reinsurers’ share of paid losses	792.6	(141.6)	651.0	593.7	(139.9)	453.8
Provision for unearned premiums	1,290.8	—	1,290.8	1,169.0	—	1,169.0
	8,565.7	(164.8)	8,400.9	7,978.9	(166.4)	7,812.5

Current			4,121.2			3,418.6
Non-current			4,279.7			4,393.9
			8,400.9			7,812.5

(1)	The company's management of credit risk associated with its reinsurance recoverables is discussed in note 24.
Changes in reinsurers' share of paid losses, unpaid losses, unearned premiums and the provision for uncollectible balances for the years ended December 31 were as follows:

	2018
	Paid losses	Unpaid losses	Unearned premiums	Provision for uncollectible reinsurance	Recoverable from reinsurers
Balance – January 1	593.7	6,216.2	1,169.0	(166.4)	7,812.5
Reinsurers’ share of losses paid to insureds	2,233.3	(2,233.3)	—	—	—
Reinsurance recoveries received	(2,012.6)	—	—	—	(2,012.6)
Reinsurers’ share of unpaid losses and premiums earned	—	2,774.4	(2,935.4)	—	(161.0)
Premiums ceded to reinsurers	—	—	3,097.3	—	3,097.3
Change in provision, recovery or write-off of impaired balances	(5.5)	(2.5)	—	(0.2)	(8.2)
Acquisitions of subsidiaries (note 23) and reinsurance transactions(1)	0.1	30.1	4.2	—	34.4
Foreign exchange effect and other	(16.4)	(302.6)	(44.3)	1.8	(361.5)
Balance – December 31	792.6	6,482.3	1,290.8	(164.8)	8,400.9

(1)	Includes recoverable from reinsurers of $23.9 related to the Part VII transfer component of the RiverStone (UK) acquisition transactions described in note 8.

	2017
	Paid losses	Unpaid losses	Unearned premiums	Provision for uncollectible reinsurance	Recoverable from reinsurers
Balance – January 1	432.2	3,210.0	539.8	(171.7)	4,010.3
Reinsurers’ share of losses paid to insureds	1,330.7	(1,330.7)	—	—	—
Reinsurance recoveries received	(1,314.0)	—	—	—	(1,314.0)
Reinsurers’ share of unpaid losses and premiums earned	—	2,367.1	(2,100.6)	—	266.5
Premiums ceded to reinsurers	—	—	2,224.0	—	2,224.0
Change in provision, recovery or write-off of impaired balances	(0.2)	0.7	—	7.2	7.7
Acquisitions of subsidiaries (note 23)	162.7	2,115.2	586.0	—	2,863.9
Divestitures of subsidiaries (note 23)	(29.0)	(237.8)	(86.8)	0.1	(353.5)
Foreign exchange effect and other	11.3	91.7	6.6	(2.0)	107.6
Balance – December 31	593.7	6,216.2	1,169.0	(166.4)	7,812.5

Commission income earned on premiums ceded to reinsurers in 2018 of $567.4 (2017 - $347.1) is included in commissions, net in the consolidated statement of earnings.